Business Combinations (Summary of Financial Information Related to Acquired Operations) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Aquisitions [Member]
Disclosure of detailed information about business combination [Line Items]
Sales	$ 100	$ 80
EBIT	7	$ 7
Other Aquisitions [Member] | Proforma [Member]
Disclosure of detailed information about business combination [Line Items]
Sales	240
EBIT	13
Casa do Adubo [Member]
Disclosure of detailed information about business combination [Line Items]
Sales	130
EBIT	7
Casa do Adubo [Member] | Proforma [Member]
Disclosure of detailed information about business combination [Line Items]
Sales	440
EBIT	$ 42